UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Amiya Capital LLP

Address:  26-28 Mount Row
          London, W1K 3SQ
          United Kingdom

13F File Number: 028-14248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Mukherjee
Title:  Managing Member
Phone:  + 44 (0)207 647 1732

Signature, Place and Date of Signing:

  /s/ Ian Mukherjee       London, United Kingdom              August 14, 2012
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: 96,897
                                       (thousands)


List of Other Included Managers:

No.              Form 13F File Number      Name

(1)              028-14249                 Amiya GEO Master Fund Limited


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                  COLUMN  2   COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6         COLUMN 7         COLUMN 8

                          TITLE                   VALUE       SHRS OR  SH/ PUT/   INVESTMENT       OTHER       VOTING AUTHORITY
NAME OF ISSUER            OF CLASS    CUSIP       (X$1000)    PRN AMT  PRN CALL   DISCRETION       MANAGERS    SOLE     SHARED  NONE
--------------           ---------   ------      ---------   -------- ---- ----   -----------      ---------   -----    ------- ----
AVAGO TECHNOLOGIES LTD    SHS         Y0486S104    5,403      150,504  SH         SHARED-DEFINED   (1)         150,504
BROADCOM CORP             CL A        111320107    9,959      295,000  SH         SHARED-DEFINED   (1)         295,000
MCDONALDS CORP            COM         580135101   19,521      220,500  SH         SHARED-DEFINED   (1)         220,500
ORACLE CORP               COM         68389X105   18,533      624,000  SH         SHARED-DEFINED   (1)         624,000
QUALCOMM INC              COM         747525103   27,283      490,000  SH         SHARED-DEFINED   (1)         490,000
SKYWORKS SOLUTIONS INC    COM         83088M102   16,198      592,910  SH         SHARED-DEFINED   (1)         592,910



SK 25565 0001 1304806